Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	$ 334,780	$ 333,599
Cost or Amortized Cost	3,076	3,012
Gross Unrealized OTTI Loss	112	218	361
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	365,425	350,187
Equity securities	3,631	3,402
Fixed Maturity Securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	334,780	333,599
Gross Unrealized Gain	32,634	21,180
Gross Unrealized Temporary Loss	1,877	4,374
Gross Unrealized OTTI Loss	112	218
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	365,425	350,187
U.S. corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	96,235	100,203
Gross Unrealized Gain	10,343	7,495
Gross Unrealized Temporary Loss	624	1,229
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	105,954	106,469
Foreign corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	57,695	59,778
Gross Unrealized Gain	4,651	3,939
Gross Unrealized Temporary Loss	664	565
Gross Unrealized OTTI Loss	7	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	61,675	63,152
Foreign government
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	47,327	50,717
Gross Unrealized Gain	5,500	4,107
Gross Unrealized Temporary Loss	161	387
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	52,666	54,437
RMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	38,064	34,167
Gross Unrealized Gain	2,102	1,584
Gross Unrealized Temporary Loss	214	490
Gross Unrealized OTTI Loss	106	206
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	39,846	35,055
U.S. Treasury and agency
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	54,654	43,928
Gross Unrealized Gain	6,892	2,251
Gross Unrealized Temporary Loss	30	1,056
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	61,516	45,123
CMBS (1)
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	13,762	16,115
Gross Unrealized Gain	615	605
Gross Unrealized Temporary Loss	46	170
Gross Unrealized OTTI Loss	(1)	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	14,332	16,550
ABS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	14,121	15,458
Gross Unrealized Gain	240	296
Gross Unrealized Temporary Loss	112	171
Gross Unrealized OTTI Loss	0	12
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	14,249	15,571
State and political subdivision
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	12,922	13,233
Gross Unrealized Gain	2,291	903
Gross Unrealized Temporary Loss	26	306
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $334,780 and $333,599, respectively; includes $4,266 and $4,005, respectively, relating to variable interest entities)	15,187	13,830
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,076	3,012
Gross Unrealized Gain	622	507
Gross Unrealized Temporary Loss	67	117
Gross Unrealized OTTI Loss	0	0
Equity securities	3,631	3,402
Common stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,990	1,927
Gross Unrealized Gain	554	431
Gross Unrealized Temporary Loss	28	5
Gross Unrealized OTTI Loss	0	0
Equity securities	2,516	2,353
Non-redeemable preferred stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,086	1,085
Gross Unrealized Gain	68	76
Gross Unrealized Temporary Loss	39	112
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 1,115	$ 1,049